(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions and Discontinued Operations - Additional Information - Conventional Tankers Dispositions (Detail) - USD ($)
$ in Thousands
	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2015	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Contribution of capital from sale				$ 14,297
Long-Term Time-Charter-Out Contract Termination [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member]
Property, Plant and Equipment [Line Items]
Business acquisition, purchase price				80,000
Business acquisition, assumed debt				49,600
Proceeds from (Payments for) sale of assets				39,000
Long-Term Time-Charter-Out Contract Termination [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member] | Working Capital [Member]
Property, Plant and Equipment [Line Items]
Business acquisition, purchase price				$ 8,600
Long-Term Time-Charter-Out Contract Termination [Member] | SPT Explorer LLC And Navigator Spirit Llc [Member] | Affiliated Entity [Member]
Property, Plant and Equipment [Line Items]
Percentage of interest sold	100.00%			100.00%
Teekay Corporation [Member]
Property, Plant and Equipment [Line Items]
Early termination fees		$ 4,500	$ 6,800
Teekay Corporation [Member] | Affiliated Entity [Member]
Property, Plant and Equipment [Line Items]
Early termination fees				$ (1,800)	$ 11,300
Teekay Corporation [Member] | Long-Term Time-Charter-Out Contract Termination [Member] | SPT Explorer LLC And Navigator Spirit Llc And Fuji Spirit [Member]
Property, Plant and Equipment [Line Items]
Early termination fees				$ (1,800)